Inventories - Schedule of Inventory (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Inventory Disclosure [Abstract]
Raw materials	$ 522.0	$ 426.9
Work-in-process	168.9	126.2
Finished goods	1,250.3	1,104.6
Inventories, gross	1,941.2	1,657.7
Less: inventory reserves	154.9	111.2
Inventories, net	$ 1,786.3	$ 1,546.5